UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

          Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _10/31/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
October 31, 2014

Franklin Real Estate Securities Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin Real Estate
Securities Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	17
Notes to Financial Statements	20
Shareholder Information	26

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Semiannual Report

Franklin Real Estate Securities Fund

We are pleased to bring you Franklin Real Estate Securities Fund’s semiannual report for the period ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies operating in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.1

Performance Overview

For the six months ended October 31, 2014, the Fund’s Class A shares delivered a +10.45% cumulative total return. In comparison, the Standard & Poor’s® (S&P®) U.S. Property Index, which tracks the investable universe of publicly traded U.S. property companies, produced a +10.14% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The U.S. economy continued to grow during the six-month period ended October 31, 2014. Economic activity expanded in the third quarter, resulting largely from increased federal defense spending and a narrower trade deficit. The housing market improved as home prices rose and mortgage rates generally moderated. Retail sales, however, missed consensus expectations for most of the period under review. The unemployment rate declined to 5.8% in October from 6.3% in April.3 Inflation, as measured by the Consumer Price Index, remained low for the period.

The U.S. Federal Reserve Board (Fed) ended its asset purchase program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance. Additionally, the Fed noted that although inflation might remain low in the near term, the likelihood of inflation running persistently below its 2% longer term goal had diminished somewhat since early this year

1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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FRANKLIN REAL ESTATE SECURITIES FUND

Investor confidence grew as corporate profits rose and the economy steadily strengthened. The markets endured brief sell-offs when many investors reacted to political instability in certain emerging markets, crises in Ukraine and the Middle East, weakness in Europe and moderating economic data in China. U.S. stocks rose for the six months under review as the S&P 500 and Dow Jones Industrial Average reached all-time highs.

Investment Strategy

We are research-driven, fundamental investors with an active investment strategy. We use a bottom-up security selection process that incorporates macro-level views in our evaluation process. We analyze individual stock and real estate market fundamentals to provide regional, property type and company-size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Manager’s Discussion

During the six months under review, security selection and an underweighting in the triple net leasing sector contributed to the Fund’s performance relative to the S&P U.S. Property Index, with most of the contributing effects coming from a lack of exposure to certain companies in the index performed poorly over the period.

The Fund’s relative performance was also supported by an overweighted allocation to West Coast office space landlord Kilroy Realty. Shares performed well during the reporting period, largely reflecting strong office fundamentals, especially in San Diego, West Los Angeles, San Francisco and Seattle, the company’s core markets. Since 2010, the company has grown successfully and reached new markets such as San Francisco and Seattle, where office fundamentals remained strong with healthy tenant demand and limited supply. In our view, Kilroy’s sizable development pipeline could generate a bigger portion of its future earnings growth as these developments begin operations.

The Fund’s investments in apartment REITs such as Essex Property Trust also boosted relative returns. Shares benefited from strong fundamentals in the West Coast apartment markets, particularly the San Francisco Bay Area and Seattle. In addition, Essex’s acquisition of BRE Properties (a Fund holding prior to acquisition) was viewed favorably by investors, after Essex’s management indicated that progress in integration and extraction of synergies had exceeded expectations.

An investment in self-storage REIT CubeSmart was another contributor to the Fund’s relative results. Shares performed well during the reporting period reflecting strong operating fundamentals for the storage property sector. The company has made what we believed were accretive portfolio acquisitions over the past 12 to 18 months. Its recently acquired assets started to contribute to its earnings, thus allowing the company to register sector-leading revenue growth metrics. Additionally, CubeSmart continued to benefit from its occupancy rates that stabilized at rates closer to the sector average.

Top 10 Holdings
10/31/14
Company	% of Total
Sector/Industry	Net Assets
Simon Property Group Inc.	10.5%
Retail REITs
Prologis Inc.	4.1%
Industrial REITs
Vornado Realty Trust	4.1%
Diversified REITs
Host Hotels & Resorts Inc.	4.0%
Hotel & Resort REITs
Boston Properties Inc.	3.9%
Office REITs
Health Care REIT Inc.	3.8%
Health Care REITs
Equity Residential	3.8%
Residential REITs
HCP Inc.	3.3%
Health Care REITs
Public Storage	3.3%
Specialized REITs
General Growth Properties Inc.	2.9%
Retail REITs

In contrast, security selection in the health care property sector hampered the Fund’s relative performance over the period. Shares of Sabra Health Care REIT, a small-capitalization health care REIT, declined in value during the reporting period. Similar to other health care REITs, Sabra lagged the benchmark, partially reflecting increased expectations among investors for a higher interest rate environment. Investors have been concerned about the company’s strategy to continue to grow via accretive acquisitions, which could be more challenging in an investment environment with lower capitalization rates that could yield fewer opportunities for acquisitions, and higher interest rates that could increase the cost of capital.

Stock selection in the industrial property sector also detracted from relative performance over the period, particularly the Fund’s investment in Prologis, a large-capitalization global industrial REIT. Shares performed poorly during the reporting period, partially reflecting investor concerns about rising levels of industrial warehouse supply. Despite the company’s solid quarterly results and the industrial property sector’s generally positive supply and demand levels, the stock was negatively

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FRANKLIN REAL ESTATE SECURITIES FUND

affected by expectations that sector fundamentals could face pressure as supply levels increase. Additionally, Prologis’s exposure to international markets did not help the stock’s performance given the weaker international economic environment, which we feel could potentially derail recovery in the industrial property sector.

The Fund’s investments in select holdings in the hotel/resort and entertainment property sector also weighed on relative performance. Shares of Starwood Hotels & Resorts Worldwide underperformed during the reporting period.4 Unlike some other U.S.-based hotel companies, Starwood generates a significant portion of its revenues from international markets including emerging markets. Therefore, the stock’s volatility picked up in recent months given heightened global economic and geopolitical risks, especially in emerging markets. Although Starwood reported healthy core results, the company’s revenue growth expectations for next year have been muted, reflecting its management’s current conservative outlook for the near future given the ongoing concerns.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

Daniel Scher
Murat Sensoy, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Daniel Scher is a portfolio manager and research analyst responsible for U.S. apartments and retail and residential properties as well as Australian and Canadian REITs. Prior to joining the team in 2007, he spent over four years performing business development, marketing and client service functions for Franklin Templeton Institutional in Melbourne, Australia. Previously, Mr. Scher provided the Australia and New Zealand Banking Group’s institutional funds management distribution team with investment support and research. He has also worked for Ernst & Young’s international taxation division as a graduate economist.

Murat Sensoy is a portfolio manager and research analyst responsible for listed real estate securities in the Americas region. His prior experience includes investment management, with a special focus on publicly traded commercial real estate companies. Prior to joining Franklin Templeton in 2012, Mr. Sensoy was a senior investment analyst at UBS Global Asset Management where he was a member of the global real estate securities investment team. Previously, Mr. Sensoy was a senior securities analyst/portfolio manager at The Tuckerman Group, State Street Global Advisors’ real estate investment management and advisory arm. He has also worked as an international credit risk officer at State Street Bank. Mr. Sensoy is a Chartered Financial Analyst (CFA) Charterholder and a member of the New York Society of Security Analysts.

CFA® is a trademark owned by CFA Institute.

4. Not part of the index.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN REAL ESTATE SECURITIES FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FREEX)	$21.16	$19.31	+$	1.85
C (FRRSX)	$20.44	$18.66	+$	1.78
R6 (FSERX)	$21.32	$19.46	+$	1.86
Advisor (FRLAX)	$21.32	$19.46	+$	1.86

Distributions (5/1/14–10/31/14)
Dividend
Share Class	Income
A	$0.1534
C	$0.0851
R6	$0.1999
Advisor	$0.1801

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FRANKLIN REAL ESTATE SECURITIES FUND
PERFORMANCE SUMMARY

Performance as of 10/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of		Average Annual	Total Annual Operating
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]		Total Return (9/30/14)[5]	Operating Expenses[6]
A								1.05%
6-Month	+	10.45%	+	4.09%	$10,409
1-Year	+	19.86%	+	12.98%	$11,298	+	6.52%
5-Year	+	133.71%	+	17.12%	$22,033	+	13.58%
10-Year	+	61.38%	+	4.28%	$15,213	+	3.74%
C								1.80%
6-Month	+	10.04%	+	9.04%	$10,904
1-Year	+	18.97%	+	17.97%	$11,797	+	11.16%
5-Year	+	125.20%	+	17.63%	$22,520	+	14.06%
10-Year	+	49.72%	+	4.12%	$14,972	+	3.58%
R6								0.58%
6-Month	+	10.68%	+	10.68%	$11,068
1-Year	+	20.41%	+	20.41%	$12,041	+	13.56%
Since Inception (5/1/13)	+	13.65%	+	8.90%	$11,365	+	1.88%
Advisor								0.80%
6-Month	+	10.57%	+	10.57%	$11,057
1-Year	+	20.13%	+	20.13%	$12,013	+	13.29%
5-Year	+	136.83%	+	18.82%	$23,683	+	15.23%
10-Year	+	65.46%	+	5.16%	$16,546	+	4.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN REAL ESTATE SECURITIES FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The Fund concentrates in real estate securities, which involve special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Also, the Fund is a nondiversified fund and investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN REAL ESTATE SECURITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN REAL ESTATE SECURITIES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,104.47	$5.41
Hypothetical (5% return before expenses)	$1,000	$1,020.06	$5.19
C
Actual	$1,000	$1,100.35	$9.37
Hypothetical (5% return before expenses)	$1,000	$1,016.28	$9.00
R6
Actual	$1,000	$1,106.80	$2.92
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80
Advisor
Actual	$1,000	$1,105.69	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,021.32	$3.92

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.02%;
C: 1.77%; R6: 0.55%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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		FRANKLIN REAL ESTATE SECURITIES TRUST

Financial Highlights
Franklin Real Estate Securities Fund
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.31	$19.29	$16.78	$15.26	$12.57	$7.84
Income from investment operations[a]:
Net investment income[b]	0.19	0.26	0.23	0.14	0.09	0.15
Net realized and unrealized gains (losses)	1.81	—[c]	2.49	1.46	2.66	4.78
Total from investment operations	2.00	0.26	2.72	1.60	2.75	4.93
Less distributions from:
Net investment income	(0.15)	(0.24)	(0.21)	(0.08)	(0.06)	(0.16)
Tax return on capital	—	—	—	—	—	(0.04)
Total distributions	(0.15)	(0.24)	(0.21)	(0.08)	(0.06)	(0.20)
Contingent deferred sales charges retained by
the Fund[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$21.16	$19.31	$19.29	$16.78	$15.26	$12.57

Total return[e]	10.45%	1.49%	16.38%	10.59%	22.00%	63.61%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.03%	1.05%	1.03%	1.14%	1.18%	1.32%
Expenses net of waiver and payments by
affiliates	1.02%	1.04%	1.03%	1.14%	1.18%	1.32%[g]
Net investment income	1.93%	1.43%	1.33%	0.92%	0.67%	1.54%

Supplemental data
Net assets, end of period (000’s)	$338,863	$303,815	$347,101	$262,991	$228,472	$182,793
Portfolio turnover rate	10.41%	17.04%	22.69%	23.43%	40.15%	58.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective October 1, 2009, the fund no longer retains contingent deferred sales charges, if applicable.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN REAL ESTATE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.66	$18.65	$16.20	$14.77	$12.23	$7.64
Income from investment operations[a]:
Net investment income (loss)[b]	0.11	0.12	0.10	0.02	(0.01)	0.07
Net realized and unrealized gains (losses)	1.76	—[c]	2.40	1.42	2.58	4.66
Total from investment operations	1.87	0.12	2.50	1.44	2.57	4.73
Less distributions from:
Net investment income	(0.09)	(0.11)	(0.05)	(0.01)	(0.03)	(0.10)
Tax return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.09)	(0.11)	(0.05)	(0.01)	(0.03)	(0.14)
Contingent deferred sales charges retained by
the Fund[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$20.44	$18.66	$18.65	$16.20	$14.77	$12.23

Total return[e]	10.04%	0.73%	15.47%	9.77%	21.10%	62.31%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.78%	1.80%	1.78%	1.89%	1.93%	2.07%
Expenses net of waiver and payments by
affiliates	1.77%	1.79%	1.78%	1.89%	1.93%	2.07%[g]
Net investment income (loss)	1.18%	0.68%	0.58%	0.17%	(0.08)%	0.79%

Supplemental data
Net assets, end of period (000’s)	$79,113	$68,914	$77,324	$58,296	$54,089	$43,732
Portfolio turnover rate	10.41%	17.04%	22.69%	23.43%	40.15%	58.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective October 1, 2009, the fund no longer retains contingent deferred sales charges, if applicable.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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	FRANKLIN REAL ESTATE SECURITIES TRUST
	FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.46	$19.30
Income from investment operations[b]:
Net investment income[c]	0.24	0.34
Net realized and unrealized gains (losses)	1.82	0.14
Total from investment operations	2.06	0.48
Less distributions from net investment income	(0.20)	(0.32)
Net asset value, end of period	$21.32	$19.46

Total return[d]	10.68%	2.69%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.56%	0.57%
Expenses net of waiver and payments by affiliates	0.55%	0.56%
Net investment income	2.40%	1.91%

Supplemental data
Net assets, end of period (000’s)	$104,689	$97,224
Portfolio turnover rate	10.41%	17.04%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN REAL ESTATE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.46	$19.43	$16.92	$15.38	$12.65	$7.89
Income from investment operations[a]:
Net investment income[b]	0.22	0.29	0.27	0.16	0.13	0.17
Net realized and unrealized gains (losses)	1.82	0.03	2.51	1.50	2.67	4.81
Total from investment operations	2.04	0.32	2.78	1.66	2.80	4.98
Less distributions from:
Net investment income	(0.18)	(0.29)	(0.27)	(0.12)	(0.07)	(0.18)
Tax return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.18)	(0.29)	(0.27)	(0.12)	(0.07)	(0.22)
Contingent deferred sales charges retained by
the Fund[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$21.32	$19.46	$19.43	$16.92	$15.38	$12.65

Total return[e]	10.57%	1.79%	16.64%	10.91%	22.28%	63.98%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	0.78%	0.80%	0.78%	0.89%	0.93%	1.07%
Expenses net of waiver and payments by
affiliates	0.77%	0.79%	0.78%	0.89%	0.93%	1.07%[g]
Net investment income	2.18%	1.68%	1.58%	1.17%	0.92%	1.79%

Supplemental data
Net assets, end of period (000’s)	$17,103	$12,402	$108,076	$10,542	$7,833	$5,308
Portfolio turnover rate	10.41%	17.04%	22.69%	23.43%	40.15%	58.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective October 1, 2009, the fund no longer retains contingent deferred sales charges, if applicable.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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	FRANKLIN REAL ESTATE SECURITIES TRUST

Statement of Investments, October 31, 2014 (unaudited)

Franklin Real Estate Securities Fund
	Shares	Value
Common Stocks 98.2%
Diversified REITs 7.9%
American Assets Trust Inc.	191,500	$7,342,111
Liberty Property Trust	75,400	2,621,658
Spirit Realty Capital Inc.	401,700	4,780,230
Vornado Realty Trust	201,345	22,043,251
WP Carey Inc.	83,700	5,668,164
		42,455,414
Health Care REITs 11.3%
HCP Inc.	407,800	17,930,966
Health Care REIT Inc.	286,700	20,387,237
Sabra Health Care REIT Inc.	171,400	4,896,898
Senior Housing Properties Trust	222,700	5,030,793
Ventas Inc.	188,650	12,924,411
		61,170,305
Hotel & Resort REITs 7.2%
Host Hotels & Resorts Inc.	932,500	21,736,575
Pebblebrook Hotel Trust	280,300	11,940,780
Sunstone Hotel Investors Inc.	321,000	4,914,510
		38,591,865
Hotels, Resorts & Cruise Lines 0.6%
Starwood Hotels & Resorts Worldwide Inc.	44,400	3,403,704
Industrial REITs 5.9%
First Industrial Realty Trust Inc.	153,600	2,999,808
Prologis Inc.	530,161	22,081,206
STAG Industrial Inc.	279,400	6,817,360
		31,898,374
Office REITs 16.7%
Alexandria Real Estate Equities Inc.	128,800	10,690,400
Boston Properties Inc.	165,400	20,964,450
Brandywine Realty Trust	527,200	8,134,696
Coresite Realty Corp.	71,600	2,650,632
Digital Realty Trust Inc.	125,600	8,665,144
Douglas Emmett Inc.	240,600	6,768,078
Highwoods Properties Inc.	169,400	7,262,178
Kilroy Realty Corp.	165,900	11,238,066
SL Green Realty Corp.	118,100	13,664,170
		90,037,814
Real Estate Development 1.7%
[a]Howard Hughes Corp.	61,700	9,093,346
Residential REITs 15.9%
Apartment Investment & Management Co., A	295,500	10,575,945
AvalonBay Communities Inc.	81,372	12,681,012
Camden Property Trust	50,200	3,848,834
Education Realty Trust Inc.	122,400	1,378,224
Equity Lifestyle Properties Inc.	171,800	8,435,380
Equity Residential	291,644	20,286,757
Essex Property Trust Inc.	75,263	15,185,063

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FRANKLIN REAL ESTATE SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)
	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Post Properties Inc.	73,100	$4,089,214
UDR Inc.	311,962	9,430,611
		85,911,040
Retail REITs 24.4%
DDR Corp.	423,207	7,676,975
Federal Realty Investment Trust	70,800	9,331,440
General Growth Properties Inc.	606,100	15,704,051
Kimco Realty Corp.	234,900	5,860,755
The Macerich Co.	122,921	8,665,930
Realty Income Corp.	118,100	5,436,143
Regency Centers Corp.	140,900	8,552,630
Simon Property Group Inc.	316,000	56,630,360
Taubman Centers Inc.	76,200	5,795,010
Weingarten Realty Investors	215,600	7,815,500
		131,468,794
Specialized REITs 6.6%
CubeSmart	325,700	6,855,985
Extra Space Storage Inc.	190,900	11,102,744
Public Storage	96,900	17,862,546
		35,821,275
Total Common Stocks (Cost $308,030,593)		529,851,931
Short Term Investments (Cost $9,859,023) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	9,859,023	9,859,023
Total Investments (Cost $317,889,616) 100.0%		539,710,954
Other Assets, less Liabilities 0.0%†		56,893
Net Assets 100.0%		$539,767,847

See Abbreviations on page 25.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

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FRANKLIN REAL ESTATE SECURITIES TRUST

Financial Statements

Statement of Assets and Liabilities
October 31, 2014 (unaudited)

Franklin Real Estate Securities Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$308,030,593
Cost - Sweep Money Fund (Note 3f)	9,859,023
Total cost of investments	$317,889,616
Value - Unaffiliated issuers	$529,851,931
Value - Sweep Money Fund (Note 3f)	9,859,023
Total value of investments	539,710,954
Receivables:
Capital shares sold	1,129,518
Dividends	154,570
Other assets	92
Total assets	540,995,134
Liabilities:
Payables:
Capital shares redeemed	694,220
Management fees	214,056
Distribution fees	129,916
Transfer agent fees	121,776
Accrued expenses and other liabilities	67,319
Total liabilities	1,227,287
Net assets, at value	$539,767,847
Net assets consist of:
Paid-in capital	$394,340,453
Undistributed net investment income	3,297,719
Net unrealized appreciation (depreciation)	221,821,338
Accumulated net realized gain (loss)	(79,691,663)
Net assets, at value	$539,767,847
Class A:
Net assets, at value	$338,863,323
Shares outstanding	16,016,868
Net asset value per share[a]	$21.16
Maximum offering price per share (net asset value per share ÷ 94.25%)	$22.45
Class C:
Net assets, at value	$79,112,680
Shares outstanding	3,871,110
Net asset value and maximum offering price per share[a]	$20.44
Class R6:
Net assets, at value	$104,688,852
Shares outstanding	4,909,577
Net asset value and maximum offering price per share	$21.32
Advisor Class:
Net assets, at value	$17,102,992
Shares outstanding	802,143
Net asset value and maximum offering price per share	$21.32

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN REAL ESTATE SECURITIES TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2014 (unaudited)

Franklin Real Estate Securities Fund

Investment income:
Dividends	$7,487,174
Income from securities loaned	6,137
Total investment income	7,493,311
Expenses:
Management fees (Note 3a)	1,269,859
Distribution fees: (Note 3c)
Class A	398,656
Class C	365,691
Transfer agent fees: (Note 3e)
Class A	342,821
Class C	78,604
Class R6	41
Advisor Class	15,839
Custodian fees (Note 4)	2,126
Reports to shareholders	41,748
Registration and filing fees	59,593
Professional fees	23,050
Trustees’ fees and expenses	14,164
Other	2,439
Total expenses	2,614,631
Expenses waived/paid by affiliates (Note 3f)	(3,157)
Net expenses	2,611,474
Net investment income	4,881,837
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	10,199,578
Net change in unrealized appreciation (depreciation) on investments	35,413,099
Net realized and unrealized gain (loss)	45,612,677
Net increase (decrease) in net assets resulting from operations	$50,494,514

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FRANKLIN REAL ESTATE SECURITIES TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Real Estate Securities Fund

	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$4,881,837	$6,533,718
Net realized gain (loss) from investments and realized gain distributions from REITs	10,199,578	8,327,014
Net change in unrealized appreciation (depreciation) on investments	35,413,099	(12,848,903)
Net increase (decrease) in net assets resulting from operations	50,494,514	2,011,829
Distributions to shareholders from:
Net investment income:
Class A	(2,438,877)	(3,928,585)
Class C	(320,680)	(462,692)
Class R6	(1,009,360)	(1,583,196)
Advisor Class	(134,123)	(175,212)
Total distributions to shareholders	(3,903,040)	(6,149,685)
Capital share transactions: (Note 2)
Class A	5,717,759	(39,939,742)
Class C	3,437,696	(7,467,839)
Class R6	(1,692,996)	96,281,912
Advisor Class	3,359,907	(94,884,555)
Total capital share transactions	10,822,366	(46,010,224)
Net increase (decrease) in net assets	57,413,840	(50,148,080)
Net assets:
Beginning of period	482,354,007	532,502,087
End of period	$539,767,847	$482,354,007
Undistributed net investment income included in net assets:
End of period	$3,297,719	$2,318,922

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FRANKLIN REAL ESTATE SECURITIES TRUST

Notes to Financial Statements (unaudited)

Franklin Real Estate Securities Fund

1. Organization and Significant Accounting Policies

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At October 31, 2014, the Fund had no securities on loan.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital. Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2014, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2014		April 30, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,778,473	$35,366,036	3,385,983	$61,575,547
Shares issued in reinvestment of distributions	119,612	2,323,989	214,128	3,743,256
Shares redeemed	(1,615,661)	(31,972,266)	(5,859,641)	(105,258,545)
Net increase (decrease)	282,424	$5,717,759	(2,259,530)	$(39,939,742)

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

2. Shares of Beneficial Interest (continued)
	Six Months Ended		Year Ended
	October 31, 2014		April 30, 2014
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	484,732	$9,335,423	868,474	$15,261,187
Shares issued in reinvestment of distributions	16,430	308,908	26,180	444,938
Shares redeemed	(323,170)	(6,206,635)	(1,347,793)	(23,173,964)
Net increase (decrease)	177,992	$3,437,696	(453,139)	$(7,467,839)
Class R6 Shares[a]:
Shares sold[b]	123,548	$2,474,215	5,157,127	$99,223,996
Shares issued in reinvestment of distributions	51,581	1,009,360	90,094	1,583,174
Shares redeemed	(261,575)	(5,176,571)	(251,198)	(4,525,258)
Net increase (decrease)	(86,446)	$(1,692,996)	4,996,023	$96,281,912
Advisor Class Shares:
Shares sold	283,879	$5,732,307	219,998	$4,007,322
Shares issued in reinvestment of distributions	5,889	115,230	8,689	153,084
Shares redeemed[b]	(124,917)	(2,487,630)	(5,152,361)	(99,044,961)
Net increase (decrease)	164,851	$3,359,907	(4,923,674)	$(94,884,555)

[a]For the year May 1, 2013 (effective date) to April 30, 2014.
[b]Effective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$77,609
CDSC retained	$4,914

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2014, the Fund paid transfer agent fees of $437,305, of which $228,474 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees.

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until August 31, 2015. There were no Class R6 transfer agent fees waived during the period ended October 31, 2014.

h. Other Affiliated Transactions

At October 31, 2014, one or more of the funds in the Franklin Fund Allocator Series owned 19.00% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2014, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2014, the Fund had capital loss carryforwards of $58,557,464 expiring in 2018.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At April 30, 2014, the Fund deferred post-October capital losses of $110,342.

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$348,911,722

Unrealized appreciation	$190,799,232
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$190,799,232

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2014, aggregated $61,790,160 and $51,734,911, respectively.

7. Credit facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended October 31, 2014, the Fund did not use the Global Credit Facility.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

9. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
REIT	Real Estate Investment Trust

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Semiannual Report | 25

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

26 | Semiannual Report

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
Franklin Real Estate Securities Fund

Investment Manager
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/ 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

192 S 12/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By  /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 26, 2014

By  /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date  December 26, 2014